Note C - Loans and Allowance for Loan Losses - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Loan Losses Allocated	$ 807	$ 98	$ 94
Unpaid principal balance	17,454	14,376	19,917
Recorded investment	17,135	12,618	18,108
Average impaired loans	15,153	11,067	15,958
Interest income recognized	1,288	748	855
Cash basis interest recognized	1,288	748	855
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Unpaid principal balance - with allowance recorded	2,030
Recorded investment - with allowance recorded	2,030
Allowance for Loan Losses Allocated	385
Average impaired loans - with allowance recorded	1,375
Interest income recognized - with allowance recorded	197
Cash basis interest recognized - with allowance recorded	197
Unpaid principal balance - with no allowance recorded	1,778	2,527	3,427
Recorded investment - with no allowance recorded	1,778		3,427
Average impaired loans - with no allowance recorded	1,902	2,475	2,456
Interest income recognized - with no allowance recorded	113	141	184
Cash basis interest recognized - with no allowance recorded	113	141	184
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Unpaid principal balance - with allowance recorded		362	372
Recorded investment - with allowance recorded		362	372
Allowance for Loan Losses Allocated		98	94
Average impaired loans - with allowance recorded		367	378
Interest income recognized - with allowance recorded		15	17
Cash basis interest recognized - with allowance recorded		15	17
Unpaid principal balance - with no allowance recorded	7,492	2,368	4,989
Recorded investment - with no allowance recorded	7,492	946	3,534
Average impaired loans - with no allowance recorded	6,160	1,912	3,521
Interest income recognized - with no allowance recorded	477	57	81
Cash basis interest recognized - with no allowance recorded	477	57	81
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Unpaid principal balance - with no allowance recorded	319	336	352
Recorded investment - with no allowance recorded
Average impaired loans - with no allowance recorded
Interest income recognized - with no allowance recorded	20	20	19
Cash basis interest recognized - with no allowance recorded	20	20	19
Commercial and Industrial Portfolio Segment [Member]
Unpaid principal balance - with allowance recorded	4,861
Recorded investment - with allowance recorded	4,861
Allowance for Loan Losses Allocated	303
Average impaired loans - with allowance recorded	4,796
Interest income recognized - with allowance recorded	319
Cash basis interest recognized - with allowance recorded	319
Unpaid principal balance - with no allowance recorded	49	7,116	9,154
Recorded investment - with no allowance recorded	49		9,154
Average impaired loans - with no allowance recorded	300	5,802	8,544
Interest income recognized - with no allowance recorded	111	414	481
Cash basis interest recognized - with no allowance recorded	111	414	481
Residential Portfolio Segment [Member]
Unpaid principal balance - with no allowance recorded	438	1,667	1,420
Recorded investment - with no allowance recorded	438		1,420
Average impaired loans - with no allowance recorded	453	511	851
Interest income recognized - with no allowance recorded	23	101	66
Cash basis interest recognized - with no allowance recorded	23	$ 101	66
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Unpaid principal balance - with allowance recorded	8
Recorded investment - with allowance recorded	8
Allowance for Loan Losses Allocated	8
Average impaired loans - with allowance recorded	2
Interest income recognized - with allowance recorded
Cash basis interest recognized - with allowance recorded
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Unpaid principal balance - with allowance recorded	111
Recorded investment - with allowance recorded	111
Allowance for Loan Losses Allocated	111
Average impaired loans - with allowance recorded	22
Interest income recognized - with allowance recorded	9
Cash basis interest recognized - with allowance recorded	9
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Unpaid principal balance - with no allowance recorded	368		203
Recorded investment - with no allowance recorded	368		201
Average impaired loans - with no allowance recorded	143		208
Interest income recognized - with no allowance recorded	19		7
Cash basis interest recognized - with no allowance recorded	$ 19		$ 7